Retirement benefit obligations - Assumptions (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Actuarial assumptions
Discount rate	1.50%	2.30%
Salary growth rate	1.20%	1.20%
Pension growth rate	0.00%	0.00%
Discount rate
Actuarial assumptions
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	(3.23%)	(3.09%)
Percentage of reasonably possible decrease in actuarial assumption	(0.25%)	(0.25%)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	3.66%	3.48%
Interest rates on retirement savings capital
Actuarial assumptions
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	0.76%	1.06%
Percentage of reasonably possible decrease in actuarial assumption	(0.25%)	(0.25%)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	(0.74%)	(1.03%)
Salaries
Actuarial assumptions
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	0.08%	0.09%
Percentage of reasonably possible decrease in actuarial assumption	(0.25%)	(0.25%)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	(0.07%)	(0.09%)
Life expectancy
Actuarial assumptions
Period of reasonably possible increase in actuarial assumption	1 year	1 year
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	1.23%	1.02%
Period of reasonably possible decrease in actuarial assumption	1 year	1 year
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	(1.28%)	(1.07%)